Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Balance	$ 12,006	$ 11,064
Shares issued under DRIP	17	15
Stock compensation plans	58	21
Balance	12,616	11,616
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Balance	1,431	1,504
Stock compensation plans	(31)	(87)
Balance	1,400	1,417
Total Capital [Member]
Disclosure of classes of share capital [line items]
Balance	3,498	3,405
Shares issued under DRIP	17	15
Stock compensation plans	63	21
Balance	$ 3,578	$ 3,423